SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 4,802	$ 4,230	$ 8,357
Gain on forward contracts			9,902
Realized gain on marketable securities		2,095	1,124
Interest	1,505	2,616	3,154
Foreign currency translation	2,664	1,717	1,725
Financial income, net	8,971	10,658	24,262
Realized loss on marketable securities		(495)	(333)
Interest	(182)	(103)	(165)
Foreign currency translation	(3,486)	(2,368)	(11,872)
Other	(1,266)	(954)	(1,109)
Financial expenses, net	(4,934)	(3,920)	(13,479)
Other income (expenses), net	(110)	1,530	(162)
Financial income and other, net	$ 3,927	$ 8,268	$ 10,621